Note 16 - Stock-Based Compensation Plans (Details) - Options Outstanding and Options Exercisable (USD $)	12 Months Ended
Jan. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 4.27
Number of Stock Options, Options Outstanding (in Shares)	1,139,853
Weighted Average Remaining Contractual Life (years), Options Outstanding	1 year 328 days
Weighted Average Exercise Price, Options Exercisable	$ 3.94
Number of Stock Options, Options Exercisable (in Shares)	975,708
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 3.15
Number of Stock Options, Options Outstanding (in Shares)	608,825
Weighted Average Remaining Contractual Life (years), Options Outstanding	1 year 6 months
Weighted Average Exercise Price, Options Exercisable	$ 3.15
Number of Stock Options, Options Exercisable (in Shares)	599,487
Range 1 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 2.93
Range of Exercise Prices, Upper Limit	$ 3.62
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 3.93
Number of Stock Options, Options Outstanding (in Shares)	46,300
Weighted Average Remaining Contractual Life (years), Options Outstanding	292 days
Weighted Average Exercise Price, Options Exercisable	$ 3.93
Number of Stock Options, Options Exercisable (in Shares)	46,300
Range 2 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 3.93
Range of Exercise Prices, Upper Limit	$ 4.00
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 5.46
Number of Stock Options, Options Outstanding (in Shares)	437,228
Weighted Average Remaining Contractual Life (years), Options Outstanding	2 years 109 days
Weighted Average Exercise Price, Options Exercisable	$ 5.27
Number of Stock Options, Options Exercisable (in Shares)	317,421
Range 3 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 4.73
Range of Exercise Prices, Upper Limit	$ 6.08
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 8.12
Number of Stock Options, Options Outstanding (in Shares)	47,500
Weighted Average Remaining Contractual Life (years), Options Outstanding	5 years 73 days
Weighted Average Exercise Price, Options Exercisable	$ 7.79
Number of Stock Options, Options Exercisable (in Shares)	12,500
Range 4 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 6.73
Range of Exercise Prices, Upper Limit	$ 8.39